Restructuring charges	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Restructuring charges
Note 8: Restructuring charges

Net restructuring charges for the years ended December 31 consisted of the following components:

(in thousands)	2010	2009	2008
Severance accruals	$9,331	$10,625	$26,183
Severance reversals	(2,398)	(3,523)	(2,401)
Operating lease obligations	933	1,177	209
Operating lease obligation reversals	(380)	(32)	(1)
Net restructuring accruals	7,486	8,247	23,990
Write-off of spare parts inventory	—	—	3,059
Other costs	2,841	3,739	1,218
Net restructuring charges	$10,327	$11,986	$28,267

2010 restructuring charges – During 2010, the net restructuring accruals included severance charges related to employee reductions in various functional areas, primarily fulfillment, sales and marketing, as we continue our cost reduction initiatives, as well as actions related to our integration of Custom Direct (see Note 4). Net restructuring accruals also included operating lease obligations on facilities vacated during 2010. The restructuring accruals included severance benefits for approximately 470 employees. These charges were reduced by the reversal of restructuring accruals, primarily those recorded in prior years, as fewer employees received severance benefits than originally estimated. The majority of the employee reductions are expected to be completed by the third quarter of 2011, and we expect most of the related severance payments to be paid by early 2012, utilizing cash from operations. The remaining payments due under the operating lease obligations will be paid through May 2013. Other restructuring costs, which were expensed as incurred, included items such as employee and equipment moves, training and travel related to our restructuring activities. The net restructuring charges were reflected as net restructuring charges of $2.4 million within cost of goods sold and net restructuring charges of $8.0 million within operating expenses in the 2010 consolidated statement of income.

2009 restructuring charges – During 2009, the net restructuring accruals included severance charges related to employee reductions in various functional areas as we continued our cost reduction initiatives, including the closing of a Small Business Services customer call center located in Colorado Springs, Colorado in the first quarter of 2010, and further consolidation in the sales, marketing and fulfillment organizations. Net restructuring accruals also included operating lease obligations on three manufacturing facilities closed during 2009. The restructuring accruals included severance benefits for approximately 640 employees. These charges were reduced by the reversal of previously recorded restructuring accruals as fewer employees received severance benefits than originally estimated. Other restructuring costs, which were expensed as incurred, included items such as equipment moves, training and travel related to our restructuring activities. The net restructuring charges were reflected as net restructuring charges of $4.6 million within cost of goods sold and net restructuring charges of $7.4 million within operating expenses in the 2009 consolidated statement of income.

2008 restructuring charges – During 2008, the net restructuring accruals included severance charges related to the closing of six manufacturing facilities and two customer call centers, as well as employee reductions within our business unit support and corporate shared services functions, primarily sales, marketing and fulfillment. These actions were the result of the continuous review of our cost structure in response to the impact a weakened U.S. economy continued to have on our business, as well as our previously announced cost reduction initiatives. The restructuring accruals included severance benefits for approximately 1,400 employees. One of the customer call centers was closed during the third quarter of 2008 and one manufacturing facility was closed in December 2008. The other facilities were closed during 2009. The other remaining employee reductions and related severance payments were substantially completed during 2010. These charges were reduced by the reversal of previously recorded restructuring accruals as fewer employees received severance benefits than originally estimated. Also during 2008, we recorded a $3.1 million write-off of the carrying value of spare parts used on our offset printing presses. During a third quarter review of our cost structure, we made the decision to expand our use of digital printing technology. As such, a portion of the spare parts kept on hand for use on our offset printing presses was written down to zero, as these parts have no future use or market value. Other restructuring costs, which were expensed as incurred, included items such as the acceleration of employee share-based compensation expense, equipment moves, training and travel. The net restructuring charges were reflected as net restructuring charges of $14.9 million within cost of goods sold and net restructuring charges of $13.4 million within operating expenses in the 2008 consolidated statement of income.

Acquisition-related restructuring – In conjunction with the NEBS acquisition in June 2004, we recorded restructuring accruals of $30.2 million related to NEBS activities which we decided to exit. The restructuring accruals included severance benefits and $2.8 million due under noncancelable operating leases on facilities which were vacated as we consolidated operations. The severance accruals included payments due to approximately 700 employees. All severance benefits were fully paid by the end of 2007 and the remaining payments due under the operating lease obligations were settled in early 2009.

Restructuring accruals of $6.8 million as of December 31, 2010 are reflected in the consolidated balance sheet as accrued liabilities of $6.4 million and other non-current liabilities of $0.4 million. Restructuring accruals of $11.5 million as of December 31, 2009 are reflected in the consolidated balance sheet as accrued liabilities of $11.2 million and other non-current liabilities of $0.3 million. As of December 31, 2010, approximately 345 employees had not yet started to receive severance benefits. By company initiative, our restructuring accruals were as follows:

(in thousands)	NEBS acquisition related	2006 initiatives	2007 initiatives	2008 initiatives	2009 initiatives	2010 initiatives	Total
Balance, December 31, 2007	$36	$325	$4,689	$—	$—	$—	$5,050
Restructuring charges	—	5	253	26,134	—	—	26,392
Restructuring reversals	(1)	(27)	(843)	(1,531)	—	—	(2,402)
Payments, primarily severance	(16)	(108)	(3,764)	(4,773)	—	—	(8,661)
Balance, December 31, 2008	19	195	335	19,830	—	—	20,379
Restructuring charges	—	—	—	886	10,916	—	11,802
Restructuring reversals	(19)	—	(34)	(3,354)	(148)	—	(3,555)
Payments, primarily severance	—	(195)	(237)	(15,187)	(1,515)	—	(17,134)
Balance, December 31, 2009	—	—	64	2,175	9,253	—	11,492
Restructuring charges	—	—	—	525	99	9,640	10,264
Restructuring reversals	—	—	(64)	(985)	(1,465)	(264)	(2,778)
Payments, primarily severance	—	—	—	(1,598)	(7,235)	(3,347)	(12,180)
Balance, December 31, 2010	$—	$—	$—	$117	$652	$6,029	$6,798

Cumulative amounts:
Restructuring charges	$30,243	$10,864	$7,181	$27,545	$11,015	$9,640	$96,488
Restructuring reversals	(859)	(1,671)	(1,503)	(5,870)	(1,613)	(264)	(11,780)
Payments, primarily severance	(29,384)	(9,193)	(5,678)	(21,558)	(8,750)	(3,347)	(77,910)
Balance, December 31, 2010	$—	$—	$—	$117	$652	$6,029	$6,798

The components of our restructuring accruals, by segment, were as follows:

	Employee severance benefits				Operating lease obligations
(in thousands)	Small Business Services	Financial Services	Direct Checks	Corporate(1)	Small Business Services	Direct Checks	Total
Balance, December 31, 2007	$2,001	$953	$—	$2,060	$36	$—	$5,050
Restructuring charges	7,076	3,579	341	15,187	209	—	26,392
Restructuring reversals	(637)	(405)	(2)	(1,357)	(1)	—	(2,402)
Inter-segment transfer	378	739	61	(1,178)	—	—	—
Payments	(4,844)	(1,249)	(249)	(2,303)	(16)	—	(8,661)
Balance, December 31, 2008	3,974	3,617	151	12,409	228	—	20,379
Restructuring charges	5,310	1,063	134	4,118	1,177	—	11,802
Restructuring reversals	(672)	(674)	(7)	(2,170)	(32)	—	(3,555)
Inter-segment transfer	1,174	—	—	(1,174)	—	—	—
Payments	(5,041)	(2,953)	(162)	(8,402)	(576)	—	(17,134)
Balance, December 31, 2009	4,745	1,053	116	4,781	797	—	11,492
Restructuring charges	1,807	2,134	2,344	3,046	424	509	10,264
Restructuring reversals	(875)	(206)	(116)	(1,201)	(380)	—	(2,778)
Payments	(4,429)	(1,027)	(2,092)	(4,010)	(605)	(17)	(12,180)
Balance, December 31, 2010	$1,248	$1,954	$252	$2,616	$236	$492	$6,798

Cumulative amounts:
Restructuring charges	$46,506	$11,086	$2,947	$30,712	$4,728	$509	$96,488
Restructuring reversals	(2,604)	(1,921)	(267)	(6,024)	(964)	—	(11,780)
Inter-segment transfer	2,185	1,117	93	(3,395)	—	—	—
Payments	(44,839)	(8,328)	(2,521)	(18,677)	(3,528)	(17)	(77,910)
Balance, December 31, 2010	$1,248	$1,954	$252	$2,616	$236	$492	$6,798

(1) As discussed in Note 16: Business segment information, corporate costs are allocated to our business segments. As such, the net corporate restructuring charges are reflected in the business segment operating income presented in Note 16 in accordance with our allocation methodology.